Shareholder Report, Holdings (Details)	Jul. 31, 2026
YieldMax(R) AI & Tech Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Snowflake, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) AI & Tech Portfolio Option Income ETF | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Breadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
YieldMax(R) AI & Tech Portfolio Option Income ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax(R) AI & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
YieldMax(R) CRCL Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc., Expiration: 9/18/2026; Exercise Price: $65.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. Expiration: 9/18/2026; Exercise Price: $65.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $61.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $60.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $64.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
YieldMax(R) CRCL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $63.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax(R) CRCL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
YieldMax(R) CRCL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
YieldMax(R) CRCL Option Income Strategy ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
YieldMax(R) CRCL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Block, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Opera Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Cipher Digital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Riot Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.80%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) GME Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
YieldMax(R) GME Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp., Expiration: 8/21/2026; Exercise Price: $22.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp. Expiration: 8/21/2026; Exercise Price: $22.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp., Expiration: 8/7/2026; Exercise Price: $21.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp., Expiration: 8/7/2026; Exercise Price: $22.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp., Expiration: 8/7/2026; Exercise Price: $23.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp., Expiration: 8/7/2026; Exercise Price: $22.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) GME Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) GME Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
YieldMax(R) GME Option Income Strategy ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax(R) GME Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
YieldMax(R) HIMS Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
YieldMax(R) HIMS Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc., Expiration: 9/18/2026; Exercise Price: $27.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. Expiration: 9/18/2026; Exercise Price: $27.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $26.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $27.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. Expiration: 8/7/2026; Exercise Price: $27.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $29.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $28.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
YieldMax(R) HIMS Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax(R) HIMS Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
YieldMax(R) HIMS Option Income Strategy ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
YieldMax(R) HIMS Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.80%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc. Expiration: 9/18/2026; Exercise Price: $100.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $105.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
YieldMax(R) MSTR Short Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
YieldMax(R) MSTR Short Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $95.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. Expiration: 8/21/2026; Exercise Price: $95.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. Expiration: 9/18/2026; Exercise Price: $100.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc., Expiration 8/7/2026; Exercise Price: $88.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc., Expiration 8/7/2026; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc., Expiration 8/7/2026; Exercise Price: $94.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc., Expiration 8/7/2026; Exercise Price: $91.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) MSTR Short Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
YieldMax(R) MSTR Short Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $1,001.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Nasdaq 100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $200.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $200.01 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $310.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
YieldMax(R) RDDT Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
YieldMax(R) RDDT Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc., Expiration: 9/18/2026; Exercise Price: $140.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc., Expiration: 9/18/2026; Exercise Price: $140.01 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $144.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $152.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $147.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) RDDT Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
YieldMax(R) RDDT Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
YieldMax(R) RDDT Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
YieldMax(R) RDDT Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.90%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $1,200.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Marvell Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Astera Labs, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Semiconductor Portfolio Option Income ETF | United Microelectronics Corp., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
YieldMax(R) Semiconductor Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
YieldMax(R) SPCX Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
YieldMax(R) SPCX Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) SPCX Option Income Strategy ETF | Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $114.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
YieldMax(R) SPCX Option Income Strategy ETF | Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $114.01 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) SPCX Option Income Strategy ETF | Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $110.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
YieldMax(R) SPCX Option Income Strategy ETF | Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
YieldMax(R) SPCX Option Income Strategy ETF | Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $120.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
YieldMax(R) SPCX Option Income Strategy ETF | Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $126.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
YieldMax(R) SPCX Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
YieldMax(R) SPCX Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
YieldMax(R) SPCX Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
YieldMax(R) SPCX Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | BHP Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | VanEck Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Global X Lithium & Battery Tech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Breadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Welltower, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Prologis, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Digital Realty Trust, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Simon Property Group, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Equinix, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Realty Income Corp. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Iron Mountain, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | St. Joe Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Public Storage - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Marvell Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Astera Labs, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | ACM Research, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $395.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $330.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $360.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $395.01 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $322.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $327.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $345.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $355.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Amgen, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Merck & Co., Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Coca-Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | UnitedHealth Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Home Depot, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Procter & Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | PepsiCo, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Pruchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax(R) U.S. Stocks Target Double Distribution ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Amount does not round to 0.1% or -0.1%.